Related parties - Remuneration of members of key management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related parties
Short-term employee benefits	€ 4,098	€ 4,273	€ 3,313
Post-employment pension and medical benefits	23	23	10
Termination benefits	235	565
Share-based payment transactions	822	1,822	3,395
Total compensation paid to key management	€ 5,178	€ 6,683	€ 6,718